OMB APPROVAL
                                                        ------------------------
                                                        OMB Number: 3235-0570

                                                        Expires: August 31, 2011

                                                        Estimated average burden
                                                        hours per response: 18.9
                                                        ------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number 811-22066
                                   ---------


                    CORNERSTONE PROGRESSIVE TOTAL RETURN FUND
               --------------------------------------------------
               (Exact name of registrant as specified in charter)


   305 MADISON AVENUE, SUITE 740          NEW YORK, NEW YORK             10165
--------------------------------------------------------------------------------
              (Address of principal executive offices)                (Zip code)


                                Frank J. Maresca


ULTIMUS FUND SOLUTIONS, LLC 305 MADISON AVENUE, SUITE 740     NEW YORK, NY 10165
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (212) 652-6155
                                                     ---------------


Date of fiscal year end:       DECEMBER 31, 2009
                          -------------------------


Date of reporting period:       JUNE 30, 2009
                          -------------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.



TRUSTEES AND CORPORATE OFFICERS
Ralph W. Bradshaw           Chairman of the Board of
                            Trustees and President
Thomas H. Lenagh            Trustee
Edwin Meese III             Trustee
Scott B. Rogers             Trustee
Andrew A. Strauss           Trustee
Glenn W. Wilcox, Sr.        Trustee
Gary A. Bentz               Chief Compliance Officer,
                            Secretary, and
                            Assistant Treasurer
William A. Clark            Vice President
Frank J. Maresca            Treasurer

                            STOCK TRANSFER AGENT
INVESTMENT MANAGER          AND REGISTRAR
Cornerstone Advisors, Inc.  American Stock Transfer &
One West Pack Square        Trust Co.
Suite 1650                  59 Maiden Lane
Asheville, NC 28801         New York, NY 10038

ADMINISTRATOR               INDEPENDENT REGISTERED
Ultimus Fund Solutions, LLC PUBLIC ACCOUNTING FIRM
305 Madison Avenue          Tait, Weller & Baker LLP
New York, NY 10165          1818 Market Street
                            Suite 2400
                            Philadelphia, PA 19103

CUSTODIAN                   LEGAL COUNSEL
JPMorgan Chase Bank, N.A.   Blank Rome LLP
Second Floor                405 Lexington Avenue
14201 North Dallas Pkwy.    New York, NY 10174
Dallas, TX 75254

EXECUTIVE OFFICES
305 Madison Avenue
New York, NY 10165

For shareholder inquiries, registered shareholders should call (800) 937-5449. For general inquiries, please call (513) 326-3597.

   CFP
  LISTED
ALTERNEXT

================================================================================

                            CORNERSTONE PROGRESSIVE
                                   RETURN FUND

















                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2009

================================================================================

CONTENTS


Portfolio Summary                                                              1

Summary Schedule of Investments                                                2

Statement of Assets and Liabilities                                            4

Statement of Operations                                                        5

Statement of Changes in Net Assets                                             6

Financial Highlights                                                           7

Notes to Financial Statements                                                  8

Results of Annual Meeting of Shareholders                                     14

Description of Dividend Reinvestment Plan                                     15

Investment Management Agreement Approval Disclosure                           17

Proxy Voting and Portfolio Holdings Information                               18

Privacy Policy Notice                                                         18

Summary of General Information                                                19

Shareholder Information                                                       19





================================================================================

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND
PORTFOLIO SUMMARY - AS OF JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECTOR ALLOCATION

                                                                   Percent of
Sector                                                             Net Assets
--------------------------------------------------------------------------------
Closed-End Funds                                                      69.6
--------------------------------------------------------------------------------
Information Technology                                                 5.3
--------------------------------------------------------------------------------
Healthcare                                                             4.2
--------------------------------------------------------------------------------
Financials                                                             4.0
--------------------------------------------------------------------------------
Energy                                                                 3.9
--------------------------------------------------------------------------------
Consumer Staples                                                       3.7
--------------------------------------------------------------------------------
Industrials                                                            3.0
--------------------------------------------------------------------------------
Consumer Discretionary                                                 2.5
--------------------------------------------------------------------------------
Utilities                                                              1.0
--------------------------------------------------------------------------------
Telecommunication Services                                             0.9
--------------------------------------------------------------------------------
Materials                                                              0.8
--------------------------------------------------------------------------------
Other                                                                  1.1
--------------------------------------------------------------------------------


TOP TEN HOLDINGS, BY ISSUER

                                                                      Percent of
Holding                                         Sector                Net Assets
--------------------------------------------------------------------------------
1. NFJ Dividend, Interest &
     Premium Strategy Fund                   Closed-End Funds            15.5
--------------------------------------------------------------------------------
2. Royce Value Trust, Inc.                   Closed-End Funds             4.6
--------------------------------------------------------------------------------
3. Liberty All-Star Equity Fund              Closed-End Funds             4.1
--------------------------------------------------------------------------------
4. Clough Global Opportunities Fund          Closed-End Funds             3.7
--------------------------------------------------------------------------------
5. LMP Capital & Income Fund, Inc.           Closed-End Funds             3.2
--------------------------------------------------------------------------------
6. Zweig Total Return Fund, Inc. (The)       Closed-End Funds             2.9
--------------------------------------------------------------------------------
7. Exxon Mobil Corporation                       Energy                   2.9
--------------------------------------------------------------------------------
8. Gabelli Global Deal Fund                  Closed-End Funds             2.4
--------------------------------------------------------------------------------
9. Tri-Continental Corporation               Closed-End Funds             2.2
--------------------------------------------------------------------------------
10. Clough Global Equity Fund                Closed-End Funds             1.9
--------------------------------------------------------------------------------



================================================================================

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND
SUMMARY SCHEDULE OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                         No. of
Description                                              Shares          Value
--------------------------------------------------------------------------------
EQUITY SECURITIES - 98.93%
 CLOSED-END FUNDS - 69.58%
 Adams Express Company (The) (a)                          44,221    $    371,456
 Advent/Claymore Enhanced
 Growth & Income Fund                                     32,911         298,503
 Blue Chip Value Fund                                    219,850         556,220
 Clough Global Allocation Fund                            39,978         505,722
 Clough Global Equity Fund                                90,200       1,064,360
 Clough Global Opportunities Fund                        197,592       2,130,042
 Franklin Universal Trust                                 74,600         345,398
 Gabelli Dividend & Income Trust                          50,210         506,117
 Gabelli Global Deal Fund                                101,583       1,374,418
 General American Investors Company, Inc.                 47,585         892,219
 H&Q Healthcare Investors*                                68,816         739,772
 H&Q Life Sciences Investors*                            104,715         907,879
 John Hancock Tax-Advantaged
   Dividend Income Fund                                   98,938         993,338
 Liberty All-Star Equity Fund                            684,799       2,362,557
 Liberty All-Star Growth Fund                            237,600         648,648
 LMP Capital & Income Fund, Inc.                         213,012       1,831,903
 Madison/Claymore Covered
   Call & Equity Strategy Fund                            70,400         491,392
 NFJ Dividend, Interest & Premium Strategy Fund          748,400       8,861,056
 Nuveen Diversified Dividend & Income Fund                43,225         310,355
 Nuveen Equity Premium Advantage Fund                     48,600         537,516
 Nuveen Equity Premium Income Fund                        38,905         417,451
 Nuveen Equity Premium Opportunity Fund                   40,300         444,106
 Nuveen Global Value Opportunities Fund                   31,321         441,626
 Nuveen Multi-Strategy Income and Growth Fund            142,895         800,212
 Nuveen Multi-Strategy Income and Growth Fund 2          156,000         895,440
 Royce Micro-Cap Trust, Inc.                             111,633         670,914
 Royce Value Trust, Inc. ^                               312,662       2,629,487


                                                         No. of
Description                                              Shares          Value
--------------------------------------------------------------------------------
CLOSED-END FUNDS (CONTINUED)
 Source Capital, Inc. ^                                   12,100    $    417,692
 SunAmerica Focused Alpha Growth Fund, Inc.              104,035       1,019,543
 Tri-Continental Corporation                             136,934       1,258,423
 Zweig Fund, Inc. (The)                                  264,682         749,050
 Zweig Total Return Fund, Inc. (The)                     492,906       1,656,164
 Other Closed-End Funds^(b)                                            2,713,949
                                                                    ------------
                                                                      39,842,928
                                                                    ------------

CONSUMER DISCRETIONARY - 2.53%
 Other Consumer Discretionary^(b)                                      1,447,938
                                                                    ------------
CONSUMER STAPLES - 3.66%
 Procter & Gamble
 Company (The)                                             7,733         395,156
 Wal-Mart Stores, Inc.                                     9,000         435,960
 Other Consumer Staples(b)                                             1,265,077
                                                                    ------------
                                                                       2,096,193
                                                                    ------------
ENERGY - 3.92%
 Exxon Mobil Corporation                                  23,475       1,641,137
 Other Energy ^ (b)                                                      602,760
                                                                    ------------
                                                                       2,243,897
                                                                    ------------
FINANCIALS - 4.01%
 JPMorgan Chase & Company                                 13,498         460,417
 Wells Fargo & Company                                    15,206         368,898
 Other Financials ^ (b)                                                1,467,808
                                                                    ------------
                                                                       2,297,123
                                                                    ------------
HEALTH CARE - 4.22%
 Amgen, Inc. *                                             5,119         271,000
 Johnson & Johnson                                        13,000         738,400
 Other Health Care ^ (b)                                               1,409,854
                                                                    ------------
                                                                       2,419,254
                                                                    ------------
INDUSTRIALS - 2.99%
 General Electric Company                                 29,918         350,639
 Lockheed Martin Corporation ^ 4,000                                     322,600
 Other Industrials ^ (b)                                               1,041,627
                                                                    ------------
                                                                       1,714,866
                                                                    ------------

================================================================================
See accompanying notes to financial statements.
2

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND
SUMMARY SCHEDULE OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)(CONCLUDED)
--------------------------------------------------------------------------------

                                                         No. of
Description                                              Shares          Value
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY - 5.27%

 Apple, Inc. *                                             2,068    $    294,545
 Cisco Systems, Inc. *                                    23,470         437,481
 Google, Inc. - Class A *                                  1,032         435,081
 Intel Corporation                                        16,599         274,714
 International Business Machines Corporation               4,000         417,680
 Microsoft Corporation                                    13,913         330,712
 Oracle Corporation                                       20,555         440,288
 Other Information Technology (b)                                        387,701
                                                                    ------------
                                                                       3,018,202
                                                                    ------------
MATERIALS - 0.84%
 Other Materials ^ (b)                                                   481,933
                                                                    ------------

TELECOMMUNICATION SERVICES - 0.92%
 AT&T, Inc.                                               12,636         313,978
 Other Telecommunication Services (b)                                    215,010
                                                                    ------------
                                                                         528,988
                                                                    ------------
UTILITIES - 0.99%
 FPL Group, Inc.                                           7,000         398,020
 Other Utilities ^ (b)                                                   167,100
                                                                    ------------
                                                                         565,120
                                                                    ------------
TOTAL EQUITY SECURITIES
 (cost - $61,639,084)                                                 56,656,442
                                                                    ------------
SHORT-TERM INVESTMENTS - 5.33%
MONEY MARKET SECURITY - 1.02%
 JPMorgan U.S. Government Money Market Fund              583,652         583,652
                                                                    ------------

                                                      Principal
                                                        Amount
Description                                             (000's)         Value
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 4.31%
 J.P. Morgan Securities Inc.+++
  (Agreement dated 6/30/2009 to be repurchased at
  $2,468,932)(b) $ 2,469                                            $  2,468,917
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS
 (cost - $3,052,569)                                                   3,052,569
                                                                    ------------
TOTAL INVESTMENTS - 104.26%
 (cost - $64,691,653)                                                 59,709,011
                                                                    ------------
LIABILITIES IN EXCESS OF
 OTHER ASSETS - (4.26)%                                               (2,443,915)
                                                                    ============

NET ASSETS - 100.00%                                                $ 57,265,096
                                                                    ============

   (a)  Affiliated investment. The Fund holds 0.65% (based on net assets) of
        Adams Express Company. A trustee of the Fund also serves as a director to such company. During the six months ended June 30, 2009 the Fund purchased 44,221 shares of this security. There were no sales during this period.
   (b)  Represents issuers not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of June 30, 2009.
   *    Non-income producing security.
   ^    Security or a portion thereof is out on loan.
   +    The maturity date for all repurchase agreements held was July 1, 2009, with interest rates ranging from 0.12% to 0.24% and collater- alized by
        $2,544,517, in U.S. Treasury Bills maturing August 13, 2009. Stated interest rate, before rebate earned by borrower of securities on loan.
   ++   Represents investment purchased with collateral received for securities on loan.

================================================================================
                                 See accompanying notes to financial statements.
                                                                               3

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND
STATEMENT OF ASSETS AND LIABILITIES - JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
 Investments, at value, including collateral
  for securities on loan of $2,468,917:
  Unaffiliated issuers (cost - $ 64,320,687)(1)               $      59,337,555
  Affiliated issuer (cost - $ 370,966)                                  371,456
                                                              -----------------
  Total investments (cost - $ 64,691,653)                            59,709,011
 Receivables:
  Investments sold                                                    1,646,069
  Dividends                                                             125,529
  Prepaid expenses                                                        6,834
                                                              -----------------
  Total Assets                                                       61,487,443
                                                              -----------------

LIABILITIES
 Payables:
  Upon return of securities loaned                                    2,468,917
  Investment purchases                                                1,655,724
  Investment management fees (net of fee waivers)                        46,967
  Trustees' fees                                                         22,346
  Other accrued expenses                                                 28,393
                                                              -----------------
Total Liabilities                                                     4,222,347
                                                              -----------------

NET ASSETS (applicable to 9,339,119 shares of
  common stock outstanding)                                   $      57,265,096
                                                              =================

NET ASSET VALUE PER SHARE ($ 57,265,096 / 9,339,119)          $            6.13
                                                              =================

NET ASSETS CONSISTS OF

Paid-in capital                                               $     104,131,614
Accumulated net realized loss on investments                        (41,883,876)
Net unrealized depreciation in value of investments                  (4,982,642)
                                                              -----------------
Net assets applicable to shares outstanding                   $      57,265,096
                                                              =================

(1) Includes securities out on loan to brokers with a market value of $2,100,069.




================================================================================
See accompanying notes to financial statements.
4


--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND
STATEMENT OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME

Income:
 Dividends                                                         $  1,442,899
 Securities lending                                                       3,455
                                                                   ------------
 Total Investment Income                                              1,446,354
                                                                   ------------

Expenses:
 Investment management fees                                             287,159
 Trustees' fees                                                          41,080
 Administration fees                                                     28,756
 Legal and audit fees                                                    23,904
 Accounting fees                                                         20,717
 Printing                                                                11,388
 Custodian fees                                                           9,406
 Transfer agent fees                                                      8,998
 Stock exchange listing fees                                              4,396
 Insurance                                                                3,801
 Miscellaneous                                                            2,487
                                                                   ------------
 Total Expenses                                                         442,092
 Less: Management fee waivers                                              (950)
 Less: Fees paid indirectly                                             (40,669)
                                                                   ------------
  Net Expenses                                                          400,473
                                                                   ------------
 Net Investment Income                                                1,045,881
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS

Net realized loss from investments                                  (22,316,740)
Capital gain distributions from regulated investment companies
 and real estate investment trust                                        38,147
Net change in unrealized depreciation in value of investments        23,151,721
                                                                   ------------
Net realized and unrealized gain on investments                         873,128
                                                                   ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $  1,919,009
                                                                   ============



                                 See accompanying notes to financial statements.
                                                                               5

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    For the Six
                                                                    Months Ended        For the
                                                                    June 30, 2009     Year Ending
                                                                     (unaudited)    December 31, 2008
                                                                    -------------   -----------------
INCREASE/(DECREASE) IN NET ASSETS
Operations:
 Net investment income                                               $   1,045,881    $   1,494,151
 Net realized loss from investments                                    (22,316,740)     (19,608,587)
 Capital gain distributions from regulated investment companies             38,147            3,304
 Net change in unrealized depreciation in value of investments          23,151,721      (23,781,155)
                                                                     -------------    -------------
  Net increase/(decrease) in net assets resulting from operations        1,919,009      (41,892,287)
                                                                     -------------    -------------

Dividends and distributions to shareholders:
 Net investment income                                                  (1,045,881)      (1,494,151)
 Return-of-capital                                                     (10,439,643)     (21,470,420)
                                                                     -------------    -------------
  Total dividends and distributions to shareholders                    (11,485,524)     (22,964,571)
                                                                     -------------    -------------
Capital stock transactions:
 Proceeds from 2,387 and 3,066 shares newly issued in reinvestment
  of dividends and distributions, respectively                              20,914           39,846
                                                                     -------------    -------------
Total decrease in net assets                                            (9,545,601)     (64,817,012)
                                                                     -------------    -------------
NET ASSETS

Beginning of period                                                     66,810,697      131,627,709
                                                                     -------------    -------------

End of period                                                        $  57,265,096    $  66,810,697
                                                                     -------------    -------------



================================================================================
See accompanying notes to financial statements.
6

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share of common shares outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the financial statements and market price data for the Fund's shares.
--------------------------------------------------------------------------------

                                                        For the Six                     For the Period
                                                      Months Ended       For The      September 10, 2007*
                                                      June 30, 2009     Year Ended          Through
                                                       (unaudited)   December 31, 2008  December 31, 2007
                                                       -----------   -----------------  -----------------

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                     $   7.16          $  14.10       $   14.96^
                                                         --------          --------       ---------
Net investment income #                                      0.11              0.16            0.06
Net realized and unrealized gain/(loss)
 on investments                                              0.09             (4.64)          (0.35)
                                                         --------          --------       ---------
Net increase/(decrease) in net assets
 resulting from operations                                   0.20             (4.48)          (0.29)
                                                         --------          --------       ---------
Dividends and distributions to shareholders:
 Net investment income                                      (0.11)            (0.16)          (0.06)
 Net realized capital gains                                    --               --            (0.15)
 Return-of-capital                                          (1.12)            (2.30)          (0.41)
                                                         --------          --------       ---------
Total dividends and distributions to shareholders           (1.23)            (2.46)          (0.62)
                                                         --------          --------       ---------
Capital stock transactions:
 Anti-dilutive effect due to issuance of common shares         --                --            0.05
                                                         --------          --------       ---------
Net asset value, end of period                           $   6.13          $   7.16       $   14.10
                                                         ========          ========       =========
Market value, end of period                              $   9.98          $   7.10       $   16.75
                                                         ========          ========       =========
Total investment return (a)                                 61.66%(b)        (47.53)%         16.02%(b)
                                                         ========          ========       =========

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000 omitted)                    $ 57,265          $ 66,811       $ 131,628
Ratio of expenses to average net assets,
 net of fee waivers, if any (c)                              1.40%(e)          1.25%           1.29%(e)
Ratio of expenses to average net assets,
 excluding fee waivers, if any (d)                           1.55%(e)          1.32%           1.42%(e)
Ratio of expenses to average net assets,
 net fee waivers, if any (d)                                 1.54%(e)          1.32%           1.42%(e)
Ratio of net investment income to average net assets         1.15%(e)          1.48%           1.46%(e)
Portfolio turnover rate                                     57.73%(b)         20.19%           6.77%(b)

---------------
   *    Commencement of operations
   ^    Based on $15.00 per share public offering price less $0.04 per share of offering expenses related to the Fund's initial public offering.
   #    Based on average shares outstanding.
   (a)  Total investment return at market value is based on the changes in market price of a share during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the
        Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
   (b)  Not annualized.
   (c)  Expenses are net of fees paid indirectly.
   (d)  Expenses exclude the reduction for fees paid indirectly.
   (e)  Annualized.

================================================================================
                                 See accompanying notes to financial statements.
                                                                               7

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE A. ORGANIZATION

Cornerstone Progressive Return Fund (the "Fund") was organized as a Delaware statutory trust on April 26, 2007 and commenced investment operations on September 10, 2007. Prior to such date it had no operations other than the sale and issuance of 6,668 shares at an aggregate purchase price of $100,020 on July 20, 2007. Its investment objective is to provide long-term total return. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company.

NOTE B. SIGNIFICANT ACCOUNTING POLICIES

MANAGEMENT ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

In May 2009, the Financial Accounting Standards Board ("FASB") issued FASB Statement No. 165, "SUBSEQUENT EVENTS." The Fund has adopted FAS 165 with these financial statements.

FAS 165 requires the Fund to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund will be required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. In addition, FAS 165 requires the Fund to disclose the date through which the subsequent events have been evaluated. Management has evaluated any matters requiring such disclosure through the date when such financial statements were issued (August 31, 2009) and has noted no such events. Subsequent events after such date have not been evaluated with respect to the impact on such financial statements.

PORTFOLIO VALUATION: Investments are stated at value in the accompanying financial statements. Readily marketable portfolio securities listed on the NYSE are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Board of Trustees shall determine in good faith to reflect its fair market value.

Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the Nasdaq Stock Market, Inc. ("NASDAQ") are valued at the closing price. Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cornerstone Advisors, Inc. (the "Investment Adviser" or "Cornerstone") to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Board of Trustees deem appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Trustees believes reflect most closely the value of such securities.

At June 30, 2009, the Fund held no securities valued in good faith by the Board of Trustees. The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the

================================================================================
8

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

exception of those days on which the NYSE Alternext US LLC is closed.

On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative instruments and Hedging Activities" ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. Management has evaluated the implications of FAS 161 and its impact on the financial statements are not material.

REPURCHASE AGREEMENTS: The Fund has agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom the Fund enters into repurchase agreements are banks and broker/dealers, which Cornerstone considers creditworthy. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. Cornerstone monitors the mark-to-market of the value of the collateral, and, if necessary, requires the seller to maintain additional securities, so that the value of the collateral is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date.

RISKS ASSOCIATED WITH INVESTMENTS IN OTHER CLOSED-END FUNDS: Closed-end investment companies are subject to the risks of investing in the underlying securities. The Fund, as a holder of the securities of the closed-end investment company, will bear its pro rata portion of the closed-end investment company's expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund's own operations.

TAXES: No provision is made for U.S. federal income or excise taxes as it is the Fund's intention to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has adopted FIN 48 and reviewed any uncertain tax positions for open tax years 2007 through 2008 and for the period ended June 30, 2009. There was no material impact to the financial statements or, other than as described herein, the disclosures thereto as a result of the adoption of the pronouncement.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund makes a level distribution to its shareholders each month pursuant to a managed distribution policy adopted by the Board of Trustees ("Managed Distribution Policy"). To the extent these distributions are not

================================================================================

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

represented by net investment income and capital gains, they will not represent yield or investment return on the Fund's portfolio. The level distribution rate may be modified by the Board of Trustees from time to time. If, for any monthly distribution, investment company taxable income, if any (which term includes net short-term capital gain), and net tax-exempt income, if any, is less than the amount of the distribution, the difference will generally be a tax-free return of capital distributed from the Fund's assets. The Fund's final distribution for each calendar year is expected to include any remaining investment company taxable income and net tax exempt income undistributed during the year, as well as all net capital gain realized during the year.

However, if they determine it is appropriate to do so, the Board of Trustees may elect to not distribute realized gains and to pay taxes incurred. In general, the total distributions made in any taxable year (other than distributions of net capital gain or return of capital) would be treated as ordinary dividend income to the extent of the Fund's current and accumulated earnings and profits. Distributions in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in the shares.

The Managed Distribution Policy described above would result in the payment of approximately the same amount or percentage to the Fund's shareholders each month. These distributions will not be tied to the Fund's investment income and capital gains and will not represent yield or investment return on the Fund's portfolio. Section 19(a) of the 1940 Act and Rule 19a-1 thereunder require the Fund to provide a written statement accompanying any such payment that adequately discloses its source or sources, other than net investment income. Thus, if the source of some or all of the dividend or other distribution were the original capital contribution of the shareholder, and the payment amounted to a return of capital, the Fund would be required to provide written disclosure to that effect. Nevertheless, persons who periodically receive the payment of a dividend or other distribution may be under the impression that they are receiving net profits when they are not. Shareholders should read any written disclosure provided pursuant to Section 19(a) and Rule 19a-1 carefully, and should not assume that the source of any distribution from the Fund is net profit.

The Board of Trustees reserves the right to change the monthly distribution policy from time to time.

NOTE C. FAIR VALUE

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

================================================================================
10

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

The three-tier hierarchy
of inputs is summarized in the three broad Levels listed below.

   o    Level 1 - quoted prices in active markets for identical investments

   o Level 2 - other significant observable inputs (including quoted prices for similar invest- ments, interest rates, prepayment speeds, credit risk, etc.)

   o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund's investments carried at value:

                                       INVESTMENTS IN         OTHER FINANCIAL
VALUATION INPUTS                         SECURITIES             INSTRUMENTS*
--------------------------------------------------------------------------------
Level 1 - Quoted Prices
 Equity Investments                      $56,656,442                  --
 Short-term Investments                    3,052,569                  --
Level 2 - Other Significant
 Observable Inputs                              --                    --
Level 3 - Significant
 Unobservable Inputs                            --                    --
                                         -----------            -------------
Total                                    $59,709,011                  --
                                         ===========            =============

-------------
 * Other financial instruments include futures, forwards and swap contracts.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at June 30, 2009.

NOTE D. AGREEMENTS

Certain officers of the Fund are also officers of Cornerstone or Ultimus Fund Solutions, LLC ("Ultimus"). Such officers are paid no fees by the Fund for serving as officers of the Fund.

INVESTMENT MANAGEMENT AGREEMENT

Cornerstone serves as the Fund's Investment Adviser with respect to all investments. As compensation for its investment management services, Cornerstone receives from the Fund, an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund's average weekly net assets. Effective June 1, 2009, Cornerstone voluntarily agreed to waive its management fees from the Fund to the extent that the Fund's net monthly operating expenses (including basic legal fees but excluding other legal and extraordinary expenses) exceeded an annual rate of 0.125% of average annual weekly net assets. For the six months ended June 30, 2009, Cornerstone earned $287,159 for investment management services of which it waived $950. The Investment Manager may discontinue such undertaking at any time during the fiscal year without notice to fund shareholders.

Included in the Statement of Operations, under the caption FEES PAID INDIRECTLY, are expense offsets of $40,669 arising from credits earned on portfolio transactions executed with brokers, pursuant to directed brokerage arrangements.

ADMINISTRATION AGREEMENT Under the terms of the Administration Agreement, Ultimus supplies executive, administrative and regulatory services for the Fund. Ultimus supervises the preparation of reports to stockholders for the Fund, reports to and filings with the Securities and Exchange Commission and materials for meetings of the Board of Trustees. For these services, the Fund pays Ultimus a monthly fee at an annual rate of 0.100% of its average daily net assets up to $250 million and 0.075% of such assets in excess of $250 million, subject to an annual minimum fee of $50,000.

FUND ACCOUNTING AGREEMENT

Under the terms of the Fund Accounting Agreement, Ultimus calculates the net asset value per share and maintains the financial books and records of the

================================================================================

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

Fund. For the performance of these services, the Fund pays Ultimus a base fee of $2,500 per month plus an asset based fee of 0.010% of the first $500 million of average daily net assets and 0.005% of such assets in excess of $500 million.

NOTE E. AFFILIATED INVESTMENTS

Transactions in affiliates for the six month ended June 30, 2009 were as follows:
                                                     ADAMS
                                                    EXPRESS
                                                    COMPANY
                                                    --------
Market value at beginning of period                 $   --
                                                    ========
Shares at beginning of period                           --
Shares purchased during the period                    44,221
Shares sold during the period                           --
                                                    --------
Shares at end of period                               44,221
                                                    ========
Dividend income earned
during the period                                       --
                                                    ========
Cost of purchases during the period                 $370,996
                                                    ========
Proceeds from sales during the period                   --
                                                    ========
Net realized gain/(loss)
during the period                                       --
                                                    ========
Market value at end of period                       $371,456
                                                    ========
NOTE F. INVESTMENT IN SECURITIES

For the six months ended June 30, 2009, purchases and sales of securities, other than short-term investments, were $33,940,139 and $44,487,387 respectively.

NOTE G. COMMON SHARES OF BENEFICIAL INTEREST

The Fund has 9,339,119 common shares of beneficial interest authorized and outstanding at June 30, 2009. As of that date, two individuals that control Cornerstone owned 8,748 shares related to the initial issuance of the seed capital shares of the Fund.

Transactions in common shares for the year ended June 30, 2009 were as follows:

Shares at beginning of period                 9,336,732
Shares newly issued in reinvestment
 of dividends and distributions                   2,387
                                              ---------
Shares at end of period                       9,339,119
                                              =========

NOTE H. SHARE REPURCHASE PROGRAM

Pursuant to Section 23 of the Investment Company Act of 1940, as amended, the Fund may purchase shares of its common shares of beneficial interest on the open market from time to time, at such times, and in such amounts as may be deemed advantageous to the Fund. Nothing herein shall be considered a commitment to purchase such shares. The Fund had no repurchases during the six months ended June 30, 2009. No limit has been placed on the number of shares to be repurchased by the Fund other than those imposed by federal securities laws. To the extent such purchases are made they will be in accordance with federal securities laws, with shares repurchased held in treasury for future use by the Fund.

NOTE I. SECURITIES LENDING

To generate additional income, the Fund may lend up to 33(1)/3% of its total assets. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. Loans of securities are required at all times to be secured by collateral equal to at least 100% of the market value of securities on loan. However, in the event of default or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be

================================================================================
12

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------
subject to legal proceedings. In the event that the borrower fails to return securities, and collateral maintained by the lender is insufficient to cover the value of loaned securities, the borrower is obligated to pay the amount of the shortfall (and interest thereon) to the Fund. However, there can be no assurance the Fund can recover this amount.

The value of securities on loan to brokers at June 30, 2009 was $2,100,069. During the six months ended June 30, 2009, the Fund earned $3,455 in securities lending income which is included under the caption SECURITIES LENDING in the Statement of Operations.

NOTE J. FEDERAL INCOME TAXES

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales and Post- October losses (as later defined), and excise tax regulations.

The tax character of dividends and distributions paid during the year ended December 31, 2008 was ordinary income of $1,494,151 and return-of-capital $21,470,420.

Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year ("Post-October losses").

At December 31, 2008, the Fund had a capital loss carryforward for U.S. federal income tax purposes of $8,177,222 which expires in 2016.

At June 30, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $64,691,653, $2,865,549, $(7,848,191), and $(4,982,642), respectively.


================================================================================

RESULTS OF ANNUAL MEETING OF SHAREHOLDERS (UNAUDITED)

On April 21, 2009, the Annual Meeting of Shareholders of Cornerstone Progressive Return Fund was held and the following matter was voted upon based on 9,336,920 common shares outstanding on February 17, 2009:

    (1) To approve the re-election of six Trustees until the 2010 Annual
        Meeting.

            NAME OF DIRECTORS               FOR           WITHHELD
            Ralph W. Bradshaw            9,187,916         22,961
            Thomas H. Lenagh             9,194,873         16,004
            Edwin Meese III              9,194,873         16,004
            Scott B. Rogers              9,194,873         16,004
            Andrew A. Strauss            9,194,873         16,004
            Glenn W. Wilcox, Sr.         9,192,873         18,004



================================================================================
14

DESCRIPTION OF DIVIDEND REINVESTMENT PLAN (UNAUDITED)

Cornerstone Progressive Return Fund (the "Fund") operates a Dividend Reinvestment Plan (the "Plan"), sponsored and administered by American Stock Transfer & Trust Company (the "Agent"), pursuant to which the Fund's income dividends or capital gains or other distributions (each, a "Distribution" and collectively, "Distributions"), net of any applicable U.S. withholding tax, are reinvested in shares of the Fund.

Shareholders automatically participate in the Fund's Plan, unless and until an election is made to withdraw from the Plan on behalf of such participating shareholder. Shareholders who do not wish to have Distributions automatically reinvested should so notify their broker, or if a registered shareholder, the Agent in writing at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Such written notice must be received by the Agent prior to the record date of the Distribution or the shareholder will receive such Distribution in shares through the Plan. Under the Plan, the Fund's Distributions to shareholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution the Agent, on the shareholder's behalf, will (i) receive additional authorized shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock ("Newly Issued Shares") or (ii) purchase outstanding shares on the open market, on the NYSE Alternext US LLC or elsewhere, with cash allocated to it by the Fund ("Open Market Purchases").

The method for determining the number of shares to be received when Distributions are reinvested will vary depending upon whether the net asset value of the Fund's shares is higher or lower than its market price. If the net asset value of the Fund's shares is lower than its market price, the number of Newly Issued Shares received will be determined by dividing the amount of the Distribution either by the Fund's net asset value per share or by 95% of its market price, whichever is higher. If the net asset value of the Fund's shares is higher than its market price, shares acquired by the Agent in Open Market Purchases will be allocated to the reinvesting shareholders based on the average cost of such Open Market Purchases.

Whenever the Fund declares a Distribution and the net asset value of the Fund's shares is higher than its market price, the Agent will apply the amount of such Distribution payable to Plan participants of the Fund in Fund shares (less such Plan participant's pro rata share of brokerage commissions incurred with respect to Open Market Purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Fund shares for such Plan participant's account. Such purchases will be made on or after the payable date for such Distribution, and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. The Agent may aggregate a Plan participant's purchases with the purchases of other Plan participants, and the average price (including brokerage commissions) of all shares purchased by the Agent shall be the price per share allocable to each Plan participant.

Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Distribution payment date. When a Participant withdraws from the Plan, or upon suspension or termination of the Plan at the sole discretion of the Fund's Board of Trustees, certificates for whole shares credited to his or her account under the Plan will, upon request, be issued. Whether or not a participant requests that certificates for whole shares be issued, a cash payment will be made for any fraction of a share credited to such account.

The Agent will maintain all shareholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. The Agent will hold shares in the account of the Plan participant in non-certificated form in the name of the participant, and each shareholder's proxy will include those shares purchased pursuant

================================================================================

DESCRIPTION OF DIVIDEND REINVESTMENT PLAN (UNAUDITED) (CONCLUDED)

to the Plan. Each participant, nevertheless, has the right to receive certificates for whole shares owned. The Agent will distribute all proxy solicitation materials to participating shareholders.

In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount of shares registered in the shareholder's name and held for the account of beneficial owners participating in the Plan.

Neither the Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the Plan, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participants account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of Distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Distributions. The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan. All correspondence concerning the Plan should be directed to the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Certain transactions can be performed online at www.amstock.com or by calling the toll free number 877-864-4833.



================================================================================
16

INVESTMENT MANAGEMENT AGREEMENT APPROVAL DISCLOSURE (UNAUDITED)

The Board of Directors including, the Independent Directors, (the "Board") of Cornerstone Progressive Return Fund (the "Fund") considers the approval of the Investment Management Agreement (the "Agreement") between Cornerstone Advisors, Inc. (the "Investment Manager") and the Fund on an annual basis. The most recent approval of the Agreement occurred at an in person meeting of the Board held on February 13, 2009.

In determining whether to approve the Agreement, the Board requested and received extensive materials and information from the Investment Manager to assist them in considering the approval of the continuance of the Agreement. Based on their review of the information requested and provided, and the discussions with management of the Investment Manager, the Board determined that the approval of the Agreement was consistent with the best interests of the Fund and its shareholders, and would enable the Fund to continue to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its shareholders. The Board made these determinations on the basis of the following factors, among others: (1) the nature and quality of the services provided by the Investment Manager; (2) the cost to the Investment Manager for providing such services, with special attention to the Investment Manager's profitability (and whether the Investment Manager realizes any economies of scale); (3) the direct and indirect benefits received by the Investment Manager from its relationship with the Fund and the other investment companies advised by the Investment Manager; and (4) comparative information as to the management fees, expense ratios and performance of other similarly situated closed-end investment companies.

The materials provided by the Investment Manager to the Board described the services provided by the Investment Manager to the Fund and included an overview of the Investment Manager's investment philosophy, management style and plan, including the Investment Manager's extensive knowledge and experience in the closed-end fund industry. The Board also discussed the knowledge of the Investment Manager with respect to managing the Fund's monthly distribution policy and the extent to which such policy contributes to the market's positive valuation of the Fund. The Board also favorably received the Investment Manager's commitment to voluntarily waive its management fees from the Fund to the extent that monthly operating expenses exceed 0.125% of average net assets calculated monthly (including basic legal fees but excluding other legal and extraordinary expenses). The Board also reviewed and discussed a comparison of the Fund's performance with comparable closed-end funds and a comparison of the Fund's expense ratios and management fees with those comparable funds. Additionally, the Investment Manager presented an analysis of its profitability based on its contractual relationship with the Fund and the other investment companies advised by the Investment Manager.

The Board carefully evaluated this information, taking into consideration many factors including, the overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Investment Manager, and was advised by independent legal counsel with respect to its deliberations. Based on its review of the information requested and provided, the Board determined that the management fees payable to the investment Manager under the Agreement are fair and reasonable in light of the services to be provided, the performance of the Fund, the profitability of the Investment Manager's relationship with the Fund, the comparability of the proposed fee to fees paid by comparable closed-end funds, and the level of quality of investment management personnel. The Board determined that the Agreement is consistent with the best interests of the Fund and its shareholders, and enables the Fund to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its shareholders. Accordingly, in light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote (including a separate vote of all the Independent Directors present in person at the meeting) approved the continuance of the Agreement with respect to the Fund.

================================================================================

PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Information regarding how Cornerstone Progressive Return Fund (the "Fund") voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available by calling (513) 326-3597 or on the website of the Securities and Exchange Commission, http://www.sec.gov.

This report incorporates a Summary Schedule of Investments for the Fund. A complete Schedule of Investments for the Fund may be obtained free of charge by contacting the Fund at (513) 326-3597. The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 551-8090.

PRIVACY POLICY NOTICE (UNAUDITED)

The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of the financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

CATEGORIES OF INFORMATION THE FUND COLLECTS. The Fund collects the following nonpublic personal information about you:

     1. Information from the Consumer: this category includes information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address phone number, social security number, assets, income and date of birth); and

     2. Information about the Consumer's transactions: this category includes information about your trans- actions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

CATEGORIES OF INFORMATION THE FUND DISCLOSES. The Fund does not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

CONFIDENTIALITY AND SECURITY. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.


================================================================================
18

SUMMARY OF GENERAL INFORMATION (UNAUDITED)

Cornerstone Progressive Return Fund is a closed-end, diversified investment company whose shares trade on the NYSE Alternext US LLC. Its investment objective is to provide long-term total return. The Fund is managed by Cornerstone Advisors, Inc.

SHAREHOLDER INFORMATION (UNAUDITED)

The Fund is listed on the NYSE Alternext US LLC (symbol "CFP"). The previous week's net asset value per share, market price, and related premium or discount are published each Monday in The Wall Street Journal under the designation "CrnrstnPrgRtFd" and Barron's under the designation "CornerstoneProgreRet". Such information is available weekly and may be obtained by contacting the Fund at the general inquiry phone number.

--------------------------------------------------------------------------------
NOTICE IS HEREBY GIVEN IN ACCORDANCE WITH SECTION 23(C) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, THAT CORNERSTONE PROGRESSIVE RETURN FUND MAY FROM TIME TO TIME PURCHASE ITS SHARES IN THE OPEN MARKET.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
This report, including the financial statements herein, is sent to the shareholders of the Fund for their information. The financial information included herein is taken from the records of the Fund with without examination by independent registered public accountants who do not express an opinion thereon. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.
--------------------------------------------------------------------------------



================================================================================

                      This page intentionally left blank.

                      CORNERSTONE PROGRESSIVE RETURN FUND

ITEM 2.   CODE OF ETHICS.

Not required


ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not required


ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required


ITEM 6.  SCHEDULE OF INVESTMENTS.

(a)

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

DESCRIPTION                                                           NO. OF SHARES         VALUE
---------------------------------------------------------------------------------------------------
EQUITY SECURITIES - 98.93%
     CLOSED-END FUNDS - 69.57%
         Adams Express Company (The) (a)                                    44,221    $    371,456
         Advent/Claymore Enhanced Growth & Income Fund                      32,911         298,503
         Alpine Global Premier Properties Fund                              38,900         182,052
         BlackRock Income Trust ^                                           28,341         176,848
         Blue Chip Value Fund                                              219,850         556,220
         Chartwell Dividend & Income Fund, Inc.                              6,000          19,020
         Clough Global Allocation Fund                                      39,978         505,722
         Clough Global Equity Fund                                          90,200       1,064,360
         Clough Global Opportunities Fund                                  197,592       2,130,042
         Cohen & Steers REIT and Utility Income Fund, Inc.                   8,437          60,156
         DCW Total Return Fund ^                                            13,000          43,550
         DWS RREEF World Real Estate & Tactical Strategies Fund, Inc.       20,000         116,000
         Evergreen International Balanced Income Fund                        9,000         112,860
         First Trust Enhanced Equity Income Fund                            16,600         146,412
         First Trust/FIDAC Mortgage Income Fund                              9,200         154,284
         Franklin Universal Trust                                           74,600         345,398
         Gabelli Dividend & Income Trust                                    50,210         506,117
         Gabelli Global Deal Fund                                          101,583       1,374,418
         Gabelli Healthcare & Wellness Rx Trust (The)                       25,900         131,313
         General American Investors Company, Inc.                           47,585         892,219
         H&Q Healthcare Investors *                                         68,816         739,772
         H&Q Life Sciences Investors *                                     104,715         907,879
         John Hancock Tax-Advantaged Dividend Income Fund                   98,938         993,338
         Lazard World Dividend & Income Fund, Inc.                          20,324         179,867
         Liberty All-Star Equity Fund                                      684,799       2,362,557
         Liberty All-Star Growth Fund                                      237,600         648,648
         LMP Capital & Income Fund, Inc.                                   213,012       1,831,903
         Madison/Claymore Covered Call & Equity Strategy Fund               70,400         491,392
         Madison Strategic Sector Premium Fund                              17,843         179,501
         MFS Special Value Trust                                             4,090          20,982
         Morgan Stanley High Yield Fund, Inc.                               14,573          66,453
         NFJ Dividend, Interest & Premium Strategy Fund                    748,400       8,861,056
         Nicholas-Applegate Global Equity & Convertible Income Fund         16,358         187,299

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)(CONTINUED)

     CLOSED END FUNDS (CONTINUED)
         Nuveen Core Equity Alpha Fund                                       4,000    $     38,880
         Nuveen Diversified Dividend & Income Fund                          43,225         310,355
         Nuveen Equity Premium Advantage Fund                               48,600         537,516
         Nuveen Equity Premium Income Fund                                  38,905         417,451
         Nuveen Equity Premium Opportunity Fund                             40,300         444,106
         Nuveen Global Value Opportunities Fund                             31,321         441,626
         Nuveen Multi-Strategy Income and Growth Fund                      142,895         800,212
         Nuveen Multi-Strategy Income and Growth Fund 2                    156,000         895,440
         Nuveen Tax-Advantaged Dividend Growth Fund                         13,000         119,080
         RMR Asia Pacific Real Estate Fund *                                 4,279          67,778
         Royce Focus Trust, Inc.                                            12,450          64,740
         Royce Micro-Cap Trust, Inc.                                       111,633         670,914
         Royce Value Trust, Inc. ^                                         312,662       2,629,487
         Source Capital, Inc. ^                                             12,100         417,692
         Spain Fund, Inc. (The)                                              5,000          28,200
         SunAmerica Focused Alpha Growth Fund, Inc.                        104,035       1,019,543
         SunAmerica Focused Alpha Large-Cap Fund, Inc.                      27,000         267,300
         Tri-Continental Corporation                                       136,934       1,258,423
         Van Kampen Bond Fund ^                                             12,700         217,424
         Western Asset Emerging Markets Floating Rate Fund                  14,100         133,950
         Zweig Fund, Inc. (The)                                            264,682         749,050
         Zweig Total Return Fund, Inc. (The)                               492,906       1,656,164
                                                                                      ------------
                                                                                        39,842,928
                                                                                      ------------

     CONSUMER DISCRETIONARY - 2.53%
         Amazon.com, Inc. *                                                  2,000         167,320
         Best Buy Company, Inc.                                              2,000          66,980
         Comcast Corporation - Class A                                       5,358          77,637
         DIRECTV Group, Inc. (The) ^ *                                       5,000         123,550
         Ford Motor Company ^ *                                              8,000          48,560
         GameStop Corporation - Class A *                                    2,500          55,025
         Home Depot, Inc. (The)                                              4,000          94,520
         Kohl's Corporation *                                                1,695          72,461
         Lowe's Companies, Inc.                                              3,000          58,230
         McDonald's Corporation                                              4,000         229,960
         NIKE, Inc. - Class B                                                2,000         103,560
         Staples, Inc.                                                       2,000          40,340
         Target Corporation                                                  2,614         103,175
         Time Warner, Inc.                                                   2,000          50,380
         TJX Companies, Inc. (The)                                           2,000          62,920

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)(CONTINUED)

     CONSUMER DISCRETIONARY - (CONTINUED)
         Walt Disney Company (The)                                           4,000    $     93,320
                                                                                      ------------
                                                                                         1,447,938
                                                                                      ------------
     CONSUMER STAPLES - 3.66%
         Altria Group, Inc.                                                  3,922          64,282
         Archer-Daniels-Midland Company                                      2,000          53,540
         Coca-Cola Company (The)                                             5,000         239,950
         CVS Caremark Corporation                                            2,746          87,515
         H.J. Heinz Company                                                  2,000          71,400
         Kraft Foods, Inc. - Class A                                         5,000         126,700
         Kroger Company (The)                                                3,000          66,150
         PepsiCo, Inc.                                                       4,000         219,840
         Philip Morris International, Inc.                                   5,337         232,800
         Procter & Gamble Company (The)                                      7,733         395,156
         Walgreen Company                                                    3,500         102,900
         Wal-Mart Stores, Inc.                                               9,000         435,960
                                                                                      ------------
                                                                                         2,096,193
                                                                                      ------------
     ENERGY - 3.92%
         Devon Energy Corporation ^                                          2,000         109,000
         Exxon Mobil Corporation                                            23,475       1,641,137
         Schlumberger Ltd.                                                   4,598         248,798
         Southwestern Energy Company *                                       3,000         116,550
         Williams Companies, Inc.                                            3,000          46,830
         XTO Energy, Inc.                                                    2,139          81,582
                                                                                      ------------
                                                                                         2,243,897
                                                                                      ------------

     FINANCIALS - 4.01%
         AFLAC, Inc.                                                         2,000          62,180
         American Express Company                                            3,252          75,576
         Aon Corporation ^                                                   3,000         113,610
         BB&T Corporation ^                                                  6,000         131,880
         Charles Schwab Corporation (The)                                    2,000          35,080
         Chubb Corporation (The)                                             3,000         119,640
         Goldman Sachs Group, Inc. (The)                                     1,500         221,160
         Hudson City Bancorp, Inc. ^                                         5,000          66,450
         JPMorgan Chase & Company                                           13,498         460,417
         Loews Corporation                                                   5,000         137,000
         Morgan Stanley                                                      2,732          77,889
         Public Storage                                                      2,500         163,700
         State Street Corporation                                            2,081          98,223
         T. Rowe Price Group, Inc.                                           2,000          83,340
         Travelers Companies, Inc. (The)                                     2,000          82,080

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)(CONTINUED)

     FINANCIALS (CONTINUED)
         Wells Fargo & Company                                              15,206    $    368,898
                                                                                      ------------
                                                                                         2,297,123
                                                                                      ------------
     HEALTH CARE - 4.22%
         Abbott Laboratories                                                 3,229         151,892
         Aetna, Inc.                                                         3,000          75,150
         Amgen, Inc. *                                                       5,119         271,000
         Becton, Dickinson and Company                                       3,000         213,930
         Bristol-Myers Squibb Company                                        4,418          89,730
         Eli Lilly & Company ^                                               3,000         103,920
         Gilead Sciences, Inc. *                                             2,000          93,680
         Johnson & Johnson                                                  13,000         738,400
         Medco Health Solutions, Inc. ^ *                                    3,000         136,830
         Medtronic, Inc.                                                     3,000         104,670
         Schering-Plough Corporation                                         4,768         119,772
         St. Jude Medical, Inc. *                                            2,000          82,200
         UnitedHealth Group, Inc. ^                                          5,179         129,371
         Wyeth                                                               2,395         108,709
                                                                                      ------------
                                                                                         2,419,254
                                                                                      ------------

     INDUSTRIALS - 3.00%
         3M Company                                                          1,567          94,177
         Burlington Northern Santa Fe Corporation ^                          2,000         147,080
         Danaher Corporation                                                 4,000         246,960
         Emerson Electric Company                                            5,000         162,000
         General Electric Company                                           29,918         350,639
         Lockheed Martin Corporation ^                                       4,000         322,600
         United Parcel Service, Inc. - Class B                               3,191         159,518
         United Technologies Corporation                                     3,108         161,492
         Waste Management, Inc.                                              2,500          70,400
                                                                                      ------------
                                                                                         1,714,866
                                                                                      ------------

     INFORMATION TECHNOLOGY - 5.27%
         Apple, Inc. *                                                       2,068         294,545
         Automatic Data Processing, Inc.                                     5,000         177,200
         Cisco Systems, Inc. *                                              23,470         437,481
         EMC Corporation *                                                   5,000          65,500
         Google, Inc. - Class A *                                            1,032         435,081
         Intel Corporation                                                  16,599         274,714
         International Business Machines Corporation                         4,000         417,680
         Microsoft Corporation                                              13,913         330,712
         Oracle Corporation                                                 20,555         440,288
         QUALCOMM, Inc.                                                      3,208         145,001
                                                                                      ------------
                                                                                         3,018,202
                                                                                      ------------

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)(CONTINUED)

     MATERIALS - 0.84%
         E.I. Du Pont de Nemours & Company                                   2,500          64,050
         Freeport-McMoRan Copper & Gold, Inc. ^ *                            1,119          56,073
         Monsanto Company                                                    2,500         185,850
         Nucor Corporation                                                   1,561          69,355
         Praxair, Inc.                                                       1,500         106,605
                                                                                      ------------
                                                                                           481,933
                                                                                      ------------

     TELECOMMUNICATION SERVICES - 0.92%
         AT&T, Inc.                                                         12,636         313,878
         Verizon Communications, Inc.                                        7,000         215,010
                                                                                      ------------
                                                                                           528,988
                                                                                      ------------

     UTILITIES - 0.99%
         Dominion Resources, Inc. ^                                          5,000         167,100
         FPL Group, Inc.                                                     7,000         398,020
                                                                                      ------------
                                                                                           565,120
                                                                                      ------------
TOTAL EQUITY SECURITIES (cost - $61,639,084)                                            56,656,442
                                                                                      ------------

SHORT-TERM INVESTMENTS - 5.33%
     MONEY MARKET SECURITY - 1.02%
         JPMorgan U.S. Government Money Market Fund                        583,652         583,652
                                                                                      ------------

                                                                        PRINCIPAL
                                                                     AMOUNT (000's)
                                                                     --------------
     REPURCHASE AGREEMENTS - 4.31%
         J.P. Morgan Securities, Inc.+++
              (Agreement dated 6/30/2009 to be repurchased at
              $368,849, 0.12%, 7/1/2009, collateralized by
              $379,928 in United States Treasury Bill)                $        369         368,848

         J.P. Morgan Securities, Inc.+++
              (Agreement dated 6/30/2009 to be repurchased at
              $2,100,083, 0.24%, 7/1/2009, collateralized by
              $2,164,589 in United States Treasury Bill)                     2,100       2,100,069
                                                                                      ------------
                                                                                         2,468,917
                                                                                      ------------
 TOTAL SHORT-TERM INVESTMENTS (cost - $3,052,569)                                        3,052,569

TOTAL INVESTMENTS - 104.26% (cost - $64,691,653)                                        59,709,011
                                                                                      ------------

LIABILITIES IN EXCESS OF OTHER ASSETS - (4.26)%                                         (2,443,915)
                                                                                      ------------

NET ASSETS - 100.00%                                                                  $ 57,265,096
                                                                                      ============





(a)  Affiliated investment. The Fund holds 0.65% (based on net assets) of Adams
     Express Company. A trustee of the Fund also serves as a director to such company. During the six months ended June 30, 2009 the Fund purchased
     44,221 shares of this security. There were no sales during this period.
^ Security or a portion thereof is out on loan.
* Non-income producing security.
+ Stated interest rate, before rebate earned by borrower of securities on loan.
++ Represents investment purchased with collateral received for securities on loan.

See accompanying notes to financial statements.

(b)   Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)       Not required

(b) There has not been a change in any of the Portfolio Managers identified in response to this Item in the registrant's most recent annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees that have been implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) or this Item.

ITEM 11.  CONTROLS AND PROCEDURES.


(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.


(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.


File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.


(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required


(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto


(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable


 (b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto



Exhibit 99.CERT          Certifications required by Rule 30a-2(a) under the Act


Exhibit 99.906CERT       Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   CORNERSTONE PROGRESSIVE RETURN FUND
             --------------------------------------------


By (Signature and Title)*   /S/ RALPH W. BRADSHAW
                           ------------------------------
                           Ralph W. Bradshaw, Chairman and President
                           (Principal Executive Officer)

Date     SEPTEMBER 4, 2009
      --------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /S/ RALPH W. BRADSHAW
                           ------------------------------
                           Ralph W. Bradshaw, Chairman and President
                           (Principal Executive Officer)


Date     SEPTEMBER 4, 2009
      --------------------------



By (Signature and Title)*  /S/ FRANK J. MARESCA
                           ------------------------------
                           Frank J. Maresca, Treasurer
                           (Principal Financial Officer)


Date    SEPTEMBER 4, 2009
      ---------------------------


* Print the name and title of each signing officer under his or her signature.